Equity Awards - Summary of Legacy Class B Units Activity (Detail) (Verso Paper Corp., Verso Paper Management LP Agreement, Legacy Class B Units, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Verso Paper Corp. | Verso Paper Management LP Agreement | Legacy Class B Units
Weighted average grant date fair values [Roll Forward]
Nonvested, beginning balance	$ 3.40	$ 3.40	$ 3.4
Vested	$ 3.40	$ 3.40	$ 3.40
Nonvested, ending balance	$ 3.38	$ 3.40	$ 3.40
Number of units [Roll Forward]
Nonvested, beginning balance	82,077.00	163,169.00	255,612
Vested	(81,110.00)	(81,092.00)	(92,443.00)
Nonvested, ending balance	967.00	82,077.00	163,169.00